Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Registrant Name	dei_EntityRegistrantName	PFS Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001103243
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Conquer Risk Managed Volatility Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Conquer Risk Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conquer Risk Managed Volatility Fund (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 519.72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	519.72%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect changes to contractual arrangements for the Fund that became effective on November 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund seeks total return by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in fixed income securities and equity securities. The underlying funds may invest in high-yield fixed income securities (also known as “junk bonds”) and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in real estate investment trusts ("REITs") and commodities. The Fund may use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options, and other derivative instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow

Transports, Dow Utilities, Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following, and counter trend analysis.

The Advisor actively allocates the Fund’s assets across fixed income and alternative underlying funds that demonstrate low volatility and favorable risk adjusted returns. The Fund’s investments in alternative underlying funds generally provide exposure to assets that are not designed to closely track or correlate to the performance of the general equity and/or fixed-income markets. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as government regulation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-774-6679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-774-6679
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Conquer Risk Managed Volatility Fund | Conquer Risk Managed Volatility Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRMVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,084
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,351
Conquer Risk Tactical Rotation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Conquer Risk Tactical Rotation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conquer Risk Tactical Rotation Fund (the “Fund”) seeks growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,028.67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1028.67%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect changes to contractual arrangements for the Fund that became effective on November 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund seeks growth and income by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and fixed income securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs") and commodities. The Fund may use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options and other derivative instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

The Advisor utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading

Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Advisor actively allocates the Fund’s assets across equity and fixed income ETF’s and mutual funds overweighting those investments that exhibit the best risk-to-reward ratio. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of equity ETFs and mutual funds. During a downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and/or cash in an overall effort to reduce downside exposure. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises - a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Like any investment in real estate, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as government regulation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-774-6679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-774-6679
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Conquer Risk Tactical Rotation Fund | Conquer Risk Tactical Rotation Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRTBX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	585
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,006
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,180
Conquer Risk Tactical Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Conquer Risk Tactical Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conquer Risk Tactical Opportunities Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,291.12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1291.12%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect changes to contractual arrangements for the Fund that became effective on November 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may invest in real estate investment trusts ("REITs") and commodities. The Fund may use leverage and inverse strategies through investing in underlying funds that use leverage and inverse strategies. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options and other derivative instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow

Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Advisor actively allocates the Fund’s assets across equity ETF’s and mutual funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund may have a higher proportion of aggressive equity ETFs and mutual funds. During a downward trending markets, the Advisor will limit the Fund’s investments to low volatility ETFs, mutual funds and/or cash and cash equivalents in an overall effort to reduce downside exposure. The Advisor may also invest in fixed income securities with longer maturities. Specialty investments, such as leveraged and inverse ETF’s, may be used from time to time to hedge risk and provide for smoother returns. Risk-managed policies employ the use of cash or money market funds during adverse conditions; these positions could at times be 100%.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies,

the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Real Estate Investment Trusts. REITs offer investors greater liquidity and diversification than direct ownership of properties. A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those that invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hybrid REITs generally invest in both real property and mortgages. Unlike corporations, REITs do not pay income taxes if they meet certain IRS requirements. Real estate related equity securities also include those insured by real estate developers, companies with substantial real estate holdings (for investment or as part of their operations), as well as companies whose products and services are directly related to the real estate industry, such as building supply manufacturers, mortgage lenders or mortgage servicing companies. Like any investment in real estate, though, a REITs performance depends on several factors, such as its ability to find tenants, renew leases and finance property purchases and renovations. Other risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Commodity Risk. Commodity investments will subject the Fund to potentially greater volatility than traditional securities. Commodities will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-774-6679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-774-6679
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Conquer Risk Tactical Opportunities Fund | Conquer Risk Tactical Opportunities Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRTOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 201
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,072
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,316
Conquer Risk Defensive Bull Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Conquer Risk Defensive Bull Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Conquer Risk Defensive Bull Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,657.50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1657.50%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect changes to contractual arrangements for the Fund that became effective on November 1, 2021.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

This Fund seeks long-term capital appreciation by constructing a portfolio that is comprised, under normal market conditions, of exchange traded funds ("ETFs"), mutual funds (open-end investment companies) registered under the Investment Company Act of 1940 and/or cash and cash equivalents. The ETFs and mutual funds in which the Fund may invest are referred to as "underlying funds" throughout this Prospectus. The underlying funds generally invest in equity securities and derivatives. The underlying funds may invest in both domestic and international securities, including securities from emerging markets. The underlying funds may invest in small and medium capitalization companies and derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. The underlying funds may use leverage and inverse strategies. When an underlying fund uses leverage, it is seeking to increase the potential return on its investment in a particular asset. These underlying funds may make investments in futures contracts, options and other derivative instruments that provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset. An underlying fund that follows an inverse strategy is investing so that it performs opposite of its underlying index. The Fund expects to rebalance its investments in underlying funds that use leverage and/or inverse strategies on an ongoing basis as market movements dictate and there is no limitation on the amount of the Fund’s assets that may be invested in these types of underlying funds.

Potomac Fund Management, Inc., the investment advisor to the Fund (the “Advisor”), utilizes technical analysis based quantitative systems to guide its decision-making process for the Fund. The systems utilized by the Fund attempt to assess the level of market risk that exist at any particular time, which, in turn, guides the Advisor’s determinations as to whether the Fund should be fully invested in the market or hold more significant cash positions.

The Advisor’s investment process seeks to identify trends to determine the strength or weakness in the current market environment. This part of the Advisor’s process analyzes over 100 technical trading indicators built through a multitude of programming platforms. Each indicator is rigorously tested on an individual basis to determine the combinations that provide what the Advisor perceives to be the best indication of market direction. The technical trading indicators are then combined into sophisticated algorithmic composites that guide the Advisor’s decision-making process. The raw data used in our systems include, but are not limited to: S&P 500, Dow Jones Industrial Average, Russell 2000, S&P 400 Mid Cap, NASDAQ 100, Dow Transports, Dow Utilities Dow Corporate Bonds, Index Advance Decline, Trading Volume and High/Lows, Prime Rate, Discount Rate, Treasury Bill Rate, Fed Funds

Rate, Commodity Research Bureau, Commercial Longs and Shorts, NYSE Short Interest, AAII Bullish and Bearish Percentages. The raw data is analyzed using technical tools, such as moving averages, Bollinger bands, relative strength, stochastics, oscillators, intermarket analysis, trend following and counter trend analysis.

The Fund will generally use funds that hold a broad-based basket of equity securities. If the Advisor’s algorithmic composites point to a rising market, the Fund will invest in ETFs that provide leveraged exposure of a particular market index, such as the S&P® 500 Index. During downward trending markets, the Advisor will attempt to reduce downside exposure by limiting the Fund’s investments to cash and cash equivalents. The Advisor may also invest in fixed income securities with longer maturities. If the trend is, in the Advisor’s view, weak enough the Fund’s assets may be invested in ETFs that provide inverse exposure of a particular market index, such as the S&P® 500 Index.

The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. The Fund may invest a significant percentage of its assets in a limited number of securities. Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any particular industry. The Fund may also engage in short-term trading and have a portfolio turnover rate in excess of 100%.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks of Exchange Traded Funds and Mutual Funds. To the extent that the Fund invests in ETFs and mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

Leveraged ETF Risks. The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Inverse ETF Risks. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Investors will lose money when the Index rises — a result that is the opposite from traditional funds.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Advisor's implementation of the Fund's strategy may fail to produce the intended results. In circumstances where the Advisor establishes high-conviction positions, it is possible the results of the trend analysis will be incorrect and the high-conviction trade (i.e., the leveraged position) will not produce the desired results; in such circumstances, the losses that the Fund could experience could be greater than they would otherwise be had the Fund not taken the leveraged position. At times, the Advisor may determine to hold significant portions of the Fund’s assets in cash and cash equivalents, and in such scenarios may detract from the Fund’s ability to achieve its objective.

Quantitative/Trend Model Risk. The risk that investments selected using quantitative models to identify market trends may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative trend model will enable the Fund to achieve positive returns or outperform the market.

The Fund may invest in ETFs, mutual funds and securities that carry the risks described below:

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Equity Securities. The risks associated with investing in equity securities of companies include the financial and operational risks faced by individual companies, the risk that the stock markets, sectors and industries in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Risks of Derivatives. Underlying funds in the Fund's portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. If the underlying fund is not successful in employing such instruments in managing its portfolio, the Fund's performance will be worse than if it did not invest in underlying funds employing such strategies. Successful use by an underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, underlying funds will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce the return. In utilizing certain derivatives, an underlying fund's losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Risks of Small and Medium Capitalization Companies. The underlying funds invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Risks of Fixed Income Securities. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in underlying funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Foreign Risk. The Fund may invest in underlying funds that hold foreign securities, including American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Emerging Markets Risk. Emerging market issuers may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Because the Fund may invest a significant percentage of its assets in a single ETF, mutual fund and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position, there is a risk that events negatively affecting these fewer positions will have a greater negative impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-774-6679.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-774-6679
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Conquer Risk Defensive Bull Fund | Conquer Risk Defensive Bull Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CRDBX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,976

[1]	"Other Expenses" have been restated to reflect changes to contractual arrangements for the Fund that became effective on November 1, 2021.
[2]	Effective November 1, 2021, the Advisor has contractually agreed to waive a portion of its Services Fee to limit the Services Fee to 0.40% of the Fund’s average daily net assets through October 31, 2022. The waiver will automatically terminate on October 31, 2022 unless they are renewed by the Advisor. The Advisor may not terminate the waiver prior to October 31, 2022. The waivers may be terminated by the Board of Trustees.
[3]	"Other Expenses" have been restated to reflect changes to contractual arrangements for the Fund that became effective on November 1, 2021.
[4]	Effective November 1, 2021, the Advisor has contractually agreed to waive a portion of its Services Fee to limit the Services Fee to 0.40% of the Fund’s average daily net assets through October 31, 2022. The waiver will automatically terminate on October 31, 2022 unless they are renewed by the Advisor. The Advisor may not terminate the waiver prior to October 31, 2022. The waivers may be terminated by the Board of Trustees.
[5]	"Other Expenses" have been restated to reflect changes to contractual arrangements for the Fund that became effective on November 1, 2021.
[6]	Effective November 1, 2021, the Advisor has contractually agreed to waive a portion of its Services Fee to limit the Services Fee to 0.40% of the Fund’s average daily net assets through October 31, 2022. The waiver will automatically terminate on October 31, 2022 unless they are renewed by the Advisor. The Advisor may not terminate the waiver prior to October 31, 2022. The waivers may be terminated by the Board of Trustees.
[7]	"Other Expenses" have been restated to reflect changes to contractual arrangements for the Fund that became effective on November 1, 2021.